Property, plant and equipment (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in property, plant and equipment
Opening amount	£ 246,032,000	£ 245,401,000
Additions	21,142,000	12,200,000
Depreciation charge	(12,735,000)	(11,569,000)	£ (10,625,000)
Closing amount	254,439,000	246,032,000	245,401,000
Net book amount of property, plant and equipment pledged as security	211,296,000	202,664,000
Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	368,632,000	361,957,000
Closing amount	388,863,000	368,632,000	361,957,000
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(122,600,000)	(116,556,000)
Closing amount	(134,424,000)	(122,600,000)	(116,556,000)
Property
Reconciliation of changes in property, plant and equipment
Opening amount	215,826,000	219,335,000
Additions	1,919,000	16,000
Transfers		(241,000)
Depreciation charge	(3,280,000)	(3,284,000)
Closing amount	214,465,000	215,826,000	219,335,000
Property | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	268,981,000	269,367,000
Closing amount	270,900,000	268,981,000	269,367,000
Property | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(53,155,000)	(50,032,000)
Closing amount	(56,435,000)	(53,155,000)	(50,032,000)
Plant and machinery
Reconciliation of changes in property, plant and equipment
Opening amount	5,157,000	4,169,000
Additions	3,440,000	3,573,000
Transfers		4,000
Depreciation charge	(2,836,000)	(2,589,000)
Closing amount	5,761,000	5,157,000	4,169,000
Plant and machinery | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	34,845,000	34,790,000
Closing amount	38,222,000	34,845,000	34,790,000
Plant and machinery | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(29,688,000)	(30,621,000)
Closing amount	(32,461,000)	(29,688,000)	(30,621,000)
Fixtures and fittings
Reconciliation of changes in property, plant and equipment
Opening amount	25,049,000	21,897,000
Additions	15,783,000	8,611,000
Transfers		237,000
Depreciation charge	(6,619,000)	(5,696,000)
Closing amount	34,213,000	25,049,000	21,897,000
Fixtures and fittings | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	64,806,000	57,800,000
Closing amount	79,741,000	64,806,000	57,800,000
Fixtures and fittings | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(39,757,000)	(35,903,000)
Closing amount	£ (45,528,000)	£ (39,757,000)	£ (35,903,000)